Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-term debts
Schedule of long-term debt

Long-term debt

in € THOUS

	2021	2020

Amended 2012 Credit Agreement	—	1,162,342
Bonds	7,071,259	6,408,118
Other	243,656	238,000
Long-term debt	7,314,915	7,808,460
Less current portion	(667,966)	(1,008,359)
Long-term debt, less current portion	6,646,949	6,800,101

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement

Amended 2012 Credit Agreement(1) - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2020		2020 (2)

Revolving credit USD 2017 / 2022	$900,000	€733,436	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022 (3)	$1,110,000	€904,572	$1,110,000	€904,572
EUR term loan 2017 / 2022 (3)	€259,000	€259,000	€259,000	€259,000
		€2,497,008		€1,163,572

(1)	The Amended 2012 Credit Agreement was terminated on July 1st, 2021 and was replaced by the Syndicated Credit Facility.
(2)	Amounts shown are excluding debt issuance costs.
(3)	USD term loan 2017 / 2022 in the amount of $1,050,000 (€860,444 as of the date of repayment) and EUR term loan 2017 / 2022 in the amount of €245,000 originally due on July 31, 2022 were repaid on May 20, 2021.

Schedule of bonds

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2021	2020
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.750%	—	529,509
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.250%	—	299,961
FMC US Finance II, Inc. 2012(1)	$700,000	January 31, 2022	5.875%	618,008	569,987
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.25%	648,501	647,719
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	352,180	324,725
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.50%	497,543	496,841
Fresenius Medical Care AG & Co. KGaA, 2020	€500,000	May 29, 2026	1.00%	496,348	495,598
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	595,177	594,196
FMC US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	743,966	—
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.75%	434,094	399,753
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.25%	497,459	497,138
Fresenius Medical Care AG & Co. KGaA, 2020	€750,000	May 29, 2030	1.50%	745,838	745,454
FMC US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	875,398	807,237
FMC US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	566,747	—
				7,071,259	6,408,118

(1)	For information on the repayment of these bonds, see note 27.

Schedule of accounts receivable facility

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	2021		2021

Accounts Receivable Facility	$900,000	€794,632	$—	€—

	Maximum amount available (1)		Balance outstanding (2)
	2020		2020

Accounts Receivable Facility	$900,000	€733,437	$—	€—

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.